Asset Retirement Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Asset Retirement Obligations
Asset Retirement Obligations

Note 6—Asset Retirement Obligations

The Company follows accounting for asset retirement obligations in accordance with ASC 410, Asset Retirement and Environmental Obligations, which requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it was incurred if a reasonable estimate of fair value could be made. The Company’s asset retirement obligations primarily represent the estimated present value of the amounts expected to be incurred to plug, abandon and remediate producing and shut‑in wells at the end of their productive lives in accordance with applicable state and federal laws. The Company determines the estimated fair value of its asset retirement obligations by calculating the present value of estimated cash flows related to plugging and abandonment liabilities. The significant inputs used to calculate such liabilities include estimates of costs to be incurred; the Company’s credit adjusted discount rates, inflation rates and estimated dates of abandonment. The asset retirement liability is accreted to its present value each period and the capitalized asset retirement costs are depleted with proved oil and gas properties using the unit of production method.

The following table summarizes the activities of the Company’s asset retirement obligations for the nine months ended September 30, 2016 and the year ended December 31, 2015 (in thousands):

	For the	For the
	Nine Months Ended	Year Ended
	September 30, 2016	December 31, 2015
Balance beginning of period	$44,367	$6,450
Liabilities incurred or acquired	4,037	35,624
Liabilities settled	(840)	(1,742)
Revisions in estimated cash flows	1,608	—
Accretion expense	4,062	4,035
Balance end of period	$53,234	$44,367

Note 7—Asset Retirement Obligations

The Company follows accounting for asset retirement obligations in accordance with ASC 410, Asset Retirement and Environmental Obligations, which requires that the fair value of a liability for an asset retirement obligation be recognized in the period in which it was incurred if a reasonable estimate of fair value could be made. The Company’s asset retirement obligations primarily represent the estimated present value of the amounts expected to be incurred to plug, abandon and remediate producing and shut-in wells at the end of their productive lives in accordance with applicable state and federal laws. The Company determines the estimated fair value of its asset retirement obligations by calculating the present value of estimated cash flows related to plugging and abandonment liabilities. The significant inputs used to calculate such liabilities include estimates of costs to be incurred; the Company’s credit adjusted discount rates, inflation rates and estimated dates of abandonment. The asset retirement liability is accreted to its present value each period and the capitalized asset retirement costs are depleted with proved oil and gas properties using the unit of production method.

The following table summarizes the activities of the Company’s asset retirement obligations for the years ended December 31, 2015 and 2014 (in thousands):

	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014
Balance beginning of period	$6,450	$9
Liabilities incurred or acquired	35,624	6,778
Liabilities settled	(1,742)	(662)
Revisions in estimated cash flows	—	—
Accretion expense	4,035	325
Balance end of period	$44,367	$6,450